Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In August 2022, the SEC released the final version of its pay versus performance disclosure rules as mandated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, and other official guidance issued thereunder, and which became effective starting with fiscal year ended December 31, 2022. The final rules were codified under Item 402(v) of Regulation
S-K
(along with other official guidance issued, “PvP disclosure rules”) and require the Company to provide the following tabular and narrative disclosures.
In accordance with the PvP disclosure rules, the below sets forth the following for the previous three years (i) the total compensation set forth in the Summary Compensation Table (“SCT”) for the individuals serving as the Company’s principal executive officer (“PEO”) and the non-PEO
named executive officers (“NEOs”); (ii) the total and average “compensation actually paid” (“CAP”) by the Company to the PEO and the non-PEO
NEOs as a group, respectively; (iii) the Company’s cumulative total shareholder return (“Cumulative TSR”); and (iv) the Company’s Net Income.
2025 Pay versus Performance Table

Year(a) (1)	SCT Total for PEO (Xykis)(b)	Compensation Actually Paid to PEO (Xykis)(c) (2)	Average SCT Total for Non- PEO NEOs(d) (3)	Average Compensation Actually Paid to Non- PEO NEOs(e) (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(f) (4)	Net Income (g) (thousands)
2025	$2,425,216	$3,166,711	$677,154	$967,337	$1,905	$113,987
2024	$1,209,233	$2,728,721	$622,750	$888,033	$992	$69,279
2023	$1,449,282	$1,343,079	$496,768	$487,073	$68	$26,306

(1)	For 2025, Mr. Xun (Kenneth) Li, Mr. Randall Lehner and Ms. Zhaoying (Dorothy) Du served as non-PEO NEO’s. For 2024 and 2023, Mr. Xun (Kenneth) Li and Randall Lehner, served as non-PEO NEOs.
(2)
Represents CAP for the PEOs and the average CAP for the
non-PEO
NEOs as a group, computed in accordance with the PvP disclosure rules. The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by the PEOs or non-PEO
NEOs during the covered years.

(3)	Amounts reflected in this column represent the average “Total” compensation from the SCT for the non-PEO NEOs as a group.
(4)
Amounts reflected in these columns represent the Company’s Cumulative TSR for each measurement period from December 31, 2022 through December 31, 2025. Dividends are assumed to be reinvested. The resulting amounts assume that $100 was invested on December 31, 2022 in the Company’s Common Stock.

CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for the PEOs (Xykis for 2025, 2024 and 2023) and non-PEO
NEOs (Li, Lehner and Du for 2025; Li and Lehner for 2024; Li and Gu for 2023):

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2025	2024	2023
SCT Total for PEO (Xykis)	$2,425,216	$1,209,233	$1,449,282

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2025	2024	2023
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	—	—	($216,542)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	—	—	$136,228
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$768,833	$1,518,022	($6,032)
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	($27,338)	$1,466	($19,857)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year		—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year		—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year		—	—

TOTAL ADJUSTMENTS	$741,495	$1,519,488	($106,203)

CAP	$3,166,711	$2,728,721	$1,343,079

Covered Fiscal Year	2025	2024	2023
Average SCT Total for Non-PEO NEOs	$677,154	$622,750	$496,768

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	($17,788)	—	—
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$14,081	—	—
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$102,133	$202,685	($9662)

Covered Fiscal Year	2025	2024	2023
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$191,757	$62,598	($33)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—	—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

TOTAL ADJUSTMENTS	$290,183	$265,283	($9,695)

CAP	$967,337	$888,033	$487,073

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.
(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of the Company’s equity awards reflected in the
“Summary Compensation Table”
; provided, in order to properly value the SAR awards using the Black-Scholes model the Company uses for such grant date fair value, the Company made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date.

Named Executive Officers, Footnote
(1)	For 2025, Mr. Xun (Kenneth) Li, Mr. Randall Lehner and Ms. Zhaoying (Dorothy) Du served as non-PEO NEO’s. For 2024 and 2023, Mr. Xun (Kenneth) Li and Randall Lehner, served as non-PEO NEOs.

Adjustment To PEO Compensation, Footnote
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for the PEOs (Xykis for 2025, 2024 and 2023) and non-PEO
NEOs (Li, Lehner and Du for 2025; Li and Lehner for 2024; Li and Gu for 2023):

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2025	2024	2023
SCT Total for PEO (Xykis)	$2,425,216	$1,209,233	$1,449,282

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—

Adjustments to Determine CAP for PEO (Xykis)
Covered Fiscal Year	2025	2024	2023
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	—	—	($216,542)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	—	—	$136,228
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$768,833	$1,518,022	($6,032)
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	($27,338)	$1,466	($19,857)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year		—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year		—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year		—	—

TOTAL ADJUSTMENTS	$741,495	$1,519,488	($106,203)

CAP	$3,166,711	$2,728,721	$1,343,079

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.
(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of the Company’s equity awards reflected in the
“Summary Compensation Table”
; provided, in order to properly value the SAR awards using the Black-Scholes model the Company uses for such grant date fair value, the Company made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 677,154	$ 622,750	$ 496,768
Non-PEO NEO Average Compensation Actually Paid Amount	$ 967,337	888,033	487,073
Adjustment to Non-PEO NEO Compensation Footnote
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for the PEOs (Xykis for 2025, 2024 and 2023) and non-PEO
NEOs (Li, Lehner and Du for 2025; Li and Lehner for 2024; Li and Gu for 2023):

Covered Fiscal Year	2025	2024	2023
Average SCT Total for Non-PEO NEOs	$677,154	$622,750	$496,768

Pension Adjustments (i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—
Equity Adjustments (ii)
Subtract fair value (as of grant date) reported in the “Option/SAR Awards” column in the SCT for the covered fiscal year	($17,788)	—	—
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$14,081	—	—
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$102,133	$202,685	($9662)

Covered Fiscal Year	2025	2024	2023
Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$191,757	$62,598	($33)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	—	—	—
Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

TOTAL ADJUSTMENTS	$290,183	$265,283	($9,695)

CAP	$967,337	$888,033	$487,073

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.
(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of the Company’s equity awards reflected in the
“Summary Compensation Table”
; provided, in order to properly value the SAR awards using the Black-Scholes model the Company uses for such grant date fair value, the Company made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 1,905	992	68
Net Income (Loss)	$ 113,987,000	69,279,000	26,306,000
PEO Name	Xykis
Mr C Dino Xykis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,425,216	1,209,233	1,449,282
PEO Actually Paid Compensation Amount	3,166,711	2,728,721	1,343,079
PEO | Mr C Dino Xykis [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	741,495	1,519,488	(106,203)
PEO | Mr C Dino Xykis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(216,542)
PEO | Mr C Dino Xykis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			136,228
PEO | Mr C Dino Xykis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	768,833	1,518,022	(6,032)
PEO | Mr C Dino Xykis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,338)	1,466	(19,857)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,183	265,283	(9,695)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,788)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,081
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,133	202,685	(9,662)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 191,757	$ 62,598	$ (33)